Restructuring and Other Items - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 7,753	$ 8,159	$ 0
Restructuring reserve, current	3,200
Restructuring reserve, noncurrent	400
Resource Rationalizations 2017 | Workforce Reductions
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 7,753
Resource Rationalizations 2016
Restructuring Cost and Reserve [Line Items]
Restructuring charges		8,159
Resource Rationalizations 2016 | Workforce Reductions
Restructuring Cost and Reserve [Line Items]
Restructuring charges		6,190
Resource Rationalizations 2016 | Onerous Lease
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 1,969
Resource Rationalizations 2015
Restructuring Cost and Reserve [Line Items]
Restructuring charges				$ 8,796
Resource Rationalizations 2015 | Asset Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring charges				5,629
Resource Rationalizations 2015 | Onerous Lease
Restructuring Cost and Reserve [Line Items]
Restructuring charges				$ 3,167